Cover	6 Months Ended
Jun. 30, 2022
Cover [Abstract]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Mana Capital Acquisition Corp. (the “Company”) is filing this Amendment No. 4 to the Registration Statement on Form S-4 (File No. 333-265308) as an exhibits-only filing. Accordingly, this amendment consists only of the facing page, this explanatory note, Part II of the Registration Statement, including the signature page to the Registration Statement, the exhibit index, and the exhibits filed with this Amendment No. 4 (which exhibits consist solely of documents previously filed by the Company). The remainder of the Registration Statement, including the prospectus, is unchanged and has therefore been omitted.
Entity Registrant Name	MANA CAPITAL ACQUISITION CORP.
Entity Central Index Key	0001870144
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false